Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 289	$ 212	$ 272	$ 194
Provision for credit losses
Originations	11	11	20	20
Maturities	(10)	(9)	(21)	(17)
Changes in risk, parameters and exposures	87	37	135	73
Write-offs	(31)	(22)	(60)	(40)
Recoveries	3	3	8	6
Exchange rate and other	(6)	(2)	(11)	(6)
Balance at end of period	343	230	343	230
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	80	72	80	70
Provision for credit losses
Transfers to Stage 1	10	7	23	12
Transfers to Stage 2	(7)	(4)	(11)	(9)
Transfers to Stage 3	(1)		(1)
Originations	11	11	20	20
Maturities	(4)	(4)	(10)	(7)
Changes in risk, parameters and exposures	7	(8)	(6)	(13)
Exchange rate and other	2		3	1
Balance at end of period	98	74	98	74
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	87	74	86	66
Provision for credit losses
Transfers to Stage 1	(10)	(7)	(23)	(12)
Transfers to Stage 2	7	4	11	9
Transfers to Stage 3	(3)	(3)	(6)	(5)
Maturities	(6)	(5)	(11)	(10)
Changes in risk, parameters and exposures	39	15	57	30
Balance at end of period	114	78	114	78
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	122	66	106	58
Provision for credit losses
Transfers to Stage 3	4	3	7	5
Changes in risk, parameters and exposures	41	30	84	56
Write-offs	(31)	(22)	(60)	(40)
Recoveries	3	3	8	6
Exchange rate and other	(8)	(2)	(14)	(7)
Balance at end of period	$ 131	$ 78	$ 131	$ 78